LEASES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) m²	Dec. 31, 2019 USD ($)
Operating leases	$ 347	$ 454
Lease liabilities	$ 325
Weighted average remaining lease term	1 year 9 months 18 days
Approximate weighted average borrowing rate	5.00%
Isfiya, ISRAEL | Office facilities [Member]
Approximate area of lease | m²	900
Lease expiration date	May 31, 2022